ORDINARY SHARES (Details Textual)	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	May 16, 2011
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)	17,322,805
Preference share, shares outstanding				104,572
Convertible Preferred Stock, Shares Issued upon Conversion				10,457,195
Ordinary share, shares outstanding		27,780,000	27,780,000	27,780,000
Victor Score Limited [Member]
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)	32,839,910